Dividends - Summary of Interim Financial Reporting (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of dividends [line items]
Dividend per share (pence)	£ 0.80	£ 0.80	£ 0.80
Total dividend	£ 3,935	£ 3,916	£ 3,897
First interim [member]
Disclosure of dividends [line items]
Paid	Jul. 12, 2018	Jul. 13, 2017	Jul. 14, 2016
Dividend per share (pence)	£ 0.19	£ 0.19	£ 0.19
Total dividend	£ 934	£ 928	£ 923
Second interim [member]
Disclosure of dividends [line items]
Paid	Oct. 11, 2018	Oct. 12, 2017	Oct. 13, 2016
Dividend per share (pence)	£ 0.19	£ 0.19	£ 0.19
Total dividend	£ 934	£ 929	£ 925
Third interim [member]
Disclosure of dividends [line items]
Paid	Jan. 10, 2019	Jan. 11, 2018	Jan. 12, 2017
Dividend per share (pence)	£ 0.19	£ 0.19	£ 0.19
Total dividend	£ 935	£ 929	£ 925
Fourth interim [member]
Disclosure of dividends [line items]
Paid	Apr. 11, 2019	Apr. 12, 2018	Apr. 13, 2017
Dividend per share (pence)	£ 0.23	£ 0.23	£ 0.23
Total dividend	£ 1,132	£ 1,130	£ 1,124